CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue from third parties	$ 720,820,195	$ 674,255,890	$ 346,338,742
Revenue from a related party	4,425,043
Total Revenue	725,245,238	674,255,890	346,338,742
Cost of revenue	454,369,505	393,623,706	193,873,323
Gross profit	270,875,733	280,632,184	152,465,419
Operating expenses
Research and development	139,461,651	117,301,916	58,686,993
Selling, general and administrative	30,494,308	26,958,124	20,188,234
Impairment loss of long-lived assets			4,486,474
Total operating expenses	169,955,959	144,260,040	83,361,701
Income from operations	100,919,774	136,372,144	69,103,718
Other income (expenses)
Interest income	6,680,393	6,338,721	3,600,898
Interest expense	(4,290,800)	(3,930,860)	(1,145,432)
Other income (expenses), net	(285,808)	11,519,886	3,879,409
Total other income	2,103,785	13,927,747	6,334,875
Income before income taxes	103,023,559	150,299,891	75,438,593
Income tax expense	9,980,326	15,092,482	8,129,595
Equity in loss of affiliates	(600,386)	(1,184,716)	(114,560)
Net income	92,442,847	134,022,693	67,194,438
Add: net loss attributable to non-controlling interests	868,802	432,283
Net income attributable to Spreadtrum Communications, Inc.	93,311,649	134,454,976	67,194,438
Add: other comprehensive income
Currency translation adjustments	1,693,229	7,121,025	1,956,139
Comprehensive income	94,136,076	141,143,718	69,150,577
Add: comprehensive income attributable to non-controlling interests
Comprehensive income attributable to Spreadtrum Communications, Inc.	$ 94,136,076	$ 141,143,718	$ 69,150,577
Income per share - basic	$ 0.67	$ 0.94	$ 0.47
Income per share - diluted	$ 0.60	$ 0.83	$ 0.43
Shares used in calculating income per share
Basic	139,995,702	143,312,424	141,739,261
Diluted	156,173,054	162,702,055	157,342,529